                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

          Simon D. Collier, President and Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                        Date of fiscal year end: May 31

           Date of reporting period: June 1, 2007 - August 31, 2007

Item 1. Schedule of Investments.

BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Shares                                                                 Value
------                                                              -----------
Common Stock - 98.5%
Consumer Discretionary - 14.9%
     46,000 Best Buy Co., Inc.                                      $ 2,021,700
    113,000 Comcast Corp.(a)                                          2,922,180
     15,200 Kohl's Corp.(a)                                             901,360
     41,000 Lowe's Cos., Inc.                                         1,273,460
     24,600 Marriott International, Inc./DE, Class A                  1,092,732
     46,000 PetSmart, Inc.                                            1,596,200
     24,000 Target Corp.                                              1,582,320
                                                                    -----------
                                                                     11,389,952
                                                                    -----------
Consumer Staples - 8.4%
     30,000 PepsiCo, Inc.                                             2,040,900
     37,000 SYSCO Corp.                                               1,235,060
     70,000 Walgreen Co.                                              3,154,900
                                                                    -----------
                                                                      6,430,860
                                                                    -----------
Energy - 5.7%
     20,500 FMC Technologies, Inc.(a)                                 1,941,350
     25,000 Schlumberger, Ltd.                                        2,412,500
                                                                    -----------
                                                                      4,353,850
                                                                    -----------
Financials - 10.7%
     43,000 American Express Co.                                      2,520,660
     30,000 American International Group, Inc.                        1,980,000
     23,000 Bank of New York Mellon Corp.                               929,890
     15,500 Legg Mason, Inc.                                          1,345,710
     21,500 Morgan Stanley                                            1,340,955
                                                                    -----------
                                                                      8,117,215
                                                                    -----------
Health Care - 17.6%
     40,000 Allergan, Inc.                                            2,400,400
     32,000 Genentech, Inc.(a)                                        2,393,920
      5,000 Intuitive Surgical, Inc.(a)                               1,106,400
     21,500 Laboratory Corp. of America Holdings(a)                   1,669,690
     39,000 Medtronic, Inc.                                           2,060,760
     23,500 Millipore Corp.(a)                                        1,637,480
     32,000 Stryker Corp.                                             2,137,600
                                                                    -----------
                                                                     13,406,250
                                                                    -----------
Industrials - 10.6%
     40,000 Ametek, Inc.                                              1,599,600
     45,000 Amphenol Corp., Class A                                   1,624,950
     30,000 IDEX Corp.                                                1,154,100

     34,000 Jacobs Engineering Group, Inc.(a)                         2,247,060
     64,000 UTi Worldwide, Inc.                                       1,424,000
                                                                    -----------
                                                                      8,049,710
                                                                    -----------
Software & Services - 18.8%
     20,000 Accenture, Ltd., Class A                                    824,200
     53,000 Akamai Technologies, Inc.(a)                              1,707,660
     81,000 Cisco Systems, Inc.(a)                                    2,585,520
     36,000 Electronic Arts, Inc.(a)                                  1,905,840
     77,000 Microsoft Corp.                                           2,212,210
     31,000 NAVTEQ Corp.(a)                                           1,953,000
    100,000 Parametric Technology Corp.(a)                            1,761,000
     60,000 Yahoo!, Inc.(a)                                           1,363,800
                                                                    -----------
                                                                     14,313,230
                                                                    -----------
Technology Hardware & Equipment - 11.8%
     40,000 Analog Devices, Inc.                                      1,475,200
     77,000 Dell, Inc.(a)                                             2,175,250
     71,000 EMC Corp.(a)                                              1,395,860
      6,000 MEMC Electronic Materials, Inc.(a)                          368,520
     23,000 Micros Systems, Inc.(a)                                   1,387,820
     35,000 Network Appliance, Inc.(a)                                  975,100
     35,000 Texas Instruments, Inc.                                   1,198,400
                                                                    -----------
                                                                      8,976,150
                                                                    -----------
Total Common Stock (Cost $58,766,781)                                75,037,217
                                                                    -----------
Short-Term Investment - 1.5%
Money Market Fund - 1.5%
  1,122,936 Investors Cash Trust - Treasury Portfolio, 4.58%
            (Cost $1,122,936)                                         1,122,936
                                                                    -----------
Total Investments - 100.0% (Cost $59,889,717)*                      $76,160,153
Other Assets & Liabilities, Net - (0.0)%                                (20,414)
                                                                    -----------
NET ASSETS - 100.0%                                                 $76,139,739
                                                                    ===========

--------
(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $17,372,936
        Gross Unrealized Depreciation                       (1,102,500)
                                                           -----------
        Net Unrealized Appreciation (Depreciation)         $16,270,436
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Shares      Security Description                                       Value
------      ------------------------------------------------------  -----------
Common Stock - 95.7%
Banks - 7.3%
    136,415 Bank of America Corp.                                   $ 6,913,512
     68,160 BB&T Corp.                                                2,707,997
     63,451 Capital One Financial Corp.                               4,102,742
     35,975 City National Corp.                                       2,568,255
                                                                    -----------
                                                                     16,292,506
                                                                    -----------
Basic Materials - 4.8%
    136,415 El Du Pont de Nemours & Co.                               6,650,231
    175,755 RPM International, Inc.                                   3,979,093
                                                                    -----------
                                                                     10,629,324
                                                                    -----------
Consumer Discretionary - 3.3%
    194,570 Home Depot, Inc.                                          7,453,977
                                                                    -----------
Consumer Staples - 11.5%
    100,145 Clorox Co.                                                5,988,671
    130,070 CVS Caremark Corp.                                        4,919,247
     54,755 Fortune Brands, Inc.                                      4,549,593
     99,030 Procter & Gamble Co.                                      6,467,649
    120,120 Unilever NV                                               3,669,666
                                                                    -----------
                                                                     25,594,826
                                                                    -----------
Diversified Financials - 4.6%
    168,140 Citigroup, Inc.                                           7,882,403
    142,000 E*Trade Financial Corp.(a)                                2,212,360
                                                                    -----------
                                                                     10,094,763
                                                                    -----------
Energy - 9.3%
     85,020 Chevron Corp.                                             7,461,355
     57,105 ConocoPhillips                                            4,676,328
    133,245 Nabors Industries, Ltd. (a)                               3,942,720
     76,140 Weatherford International, Ltd. (a)                       4,445,053
                                                                    -----------
                                                                     20,525,456
                                                                    -----------
Health Care - 13.9%
     55,755 Abbott Laboratories                                       2,894,242
     72,965 DaVita, Inc. (a)                                          4,196,947
    180,830 Johnson & Johnson                                        11,173,486
    122,455 Merck & Co., Inc.                                         6,143,567
    259,510 Pfizer, Inc.                                              6,446,228
                                                                    -----------
                                                                     30,854,470
                                                                    -----------
Industrials - 12.8%
     95,175 3M Co.                                                    8,659,973
    185,270 Dover Corp.                                               9,152,338
    272,830 General Electric Co.                                     10,604,902
                                                                    -----------
                                                                     28,417,213
                                                                    -----------

Information Technology - 15.2%
    190,348 Intel Corp.                                                4,901,461
     98,345 Linear Technology Corp.                                    3,342,747
    152,280 Microsoft Corp.                                            4,375,004
    171,700 Molex, Inc.                                                4,489,955
    105,850 Nokia OYJ ADR                                              3,480,348
    296,306 Parametric Technology Corp. (a)                            5,217,949
    142,763 Seagate Technology                                         3,686,141
    218,900 Symantec Corp. (a)                                         4,117,509
                                                                    ------------
                                                                      33,611,114
                                                                    ------------
Insurance - 11.4%
     57,275 AMBAC Financial Group, Inc.                                3,598,016
    128,800 American International Group, Inc.                         8,500,800
     39,975 Chubb Corp.                                                2,043,922
     54,520 Lincoln National Corp.                                     3,319,178
     43,145 PartnerRe, Ltd.                                            3,137,073
     51,530 Prudential Financial, Inc.                                 4,626,363
                                                                    ------------
                                                                      25,225,352
                                                                    ------------
Telecommunications - 1.6%
     82,485 Verizon Communications, Inc.                               3,454,472
                                                                    ------------
Total Common Stock (Cost $184,320,646)                               212,153,473
                                                                    ------------
Short-Term Investment - 4.1%
Money Market Fund - 4.1%
  8,995,912 Investors Cash Trust - Treasury Portfolio, 4.58%
            (Cost $8,995,912)                                          8,995,912
                                                                    ------------
Total Investments - 99.8% (Cost $193,316,558)*                      $221,149,385
Other Assets and Liabilities, Net - 0.2%                                 429,715
                                                                    ------------
NET ASSETS - 100.0%                                                 $221,579,100
                                                                    ============

--------
(a) Non-income producing security.

ADR - American Depositary Receipt

AMBAC - American Municipal Bond Assurance Corporation

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $31,379,685
        Gross Unrealized Depreciation                       (3,546,858)
                                                           -----------
        Net Unrealized Appreciation (Depreciation)         $27,832,827
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Shares      Security Description                                       Value
------      ------------------------------------------------------  -----------
Common Stock - 94.4%
Autos And Transportation - 1.6%
  Shipping
    118,500 UTi Worldwide, Inc.                                     $ 2,636,625
                                                                    -----------
Consumer Discretionary - 11.1%
  Consumer Electronics
     66,000 Take-Two Interactive Software, Inc. (a)                   1,054,680
    113,500 THQ, Inc. (a)                                             3,267,665
                                                                    -----------
                                                                      4,322,345
                                                                    -----------
  Entertainment
     31,000 WMS Industries, Inc. (a)                                    912,640
                                                                    -----------
  Restaurants
     57,500 Panera Bread Co., Class A (a)                             2,515,050
                                                                    -----------
  Retail
    217,000 Coldwater Creek, Inc. (a)                                 2,699,480
     72,500 PetSmart, Inc.                                            2,515,750
    116,000 United Natural Foods, Inc. (a)                            3,113,440
    107,000 Urban Outfitters, Inc. (a)                                2,450,300
                                                                    -----------
                                                                     10,778,970
                                                                    -----------
                                                                     18,529,005
                                                                    -----------
Financial Services - 8.3%
  Financial Data Processing Services & Systems
    190,000 Global Cash Access, Inc. (a)                              2,109,000
     47,500 Global Payments, Inc.                                     1,875,300
    236,500 Online Resources Corp. (a)                                3,017,740
                                                                    -----------
                                                                      7,002,040
                                                                    -----------
  Financial Information Services
     69,000 Factset Research Systems, Inc.                            4,135,170
                                                                    -----------
  Securities Brokerage & Services
      8,350 Affiliated Managers Group, Inc. (a)                         945,638
     42,000 Investment Technology Group, Inc. (a)                     1,699,740
                                                                    -----------
                                                                      2,645,378
                                                                    -----------
                                                                     13,782,588
                                                                    -----------
Health Care - 23.5%
  Biotechnology Research & Production
     53,500 ArthroCare Corp. (a)                                      2,997,070
     29,400 Martek Biosciences Corp. (a)                                794,388
     67,000 Sangamo Biosciences, Inc. (a)                               736,330
     43,000 Seattle Genetics, Inc. (a)                                  441,180
     71,000 Zymogenetics, Inc. (a)                                      857,680
                                                                    -----------
                                                                      5,826,648
                                                                    -----------
  Electronics:Medical Systems
     46,000 Accuray, Inc. (a)                                           636,180
     93,000 Illumina, Inc. (a)                                        4,490,970
     21,500 Intuitive Surgical, Inc. (a)                              4,757,520
                                                                    -----------
                                                                      9,884,670
                                                                    -----------

  Health Care Facilities
     83,000 Sunrise Senior Living, Inc. (a)                            2,972,230
                                                                      ----------
  Health Care Management Services
    218,000 Eclipsys Corp. (a)                                         5,033,620
                                                                      ----------
  Medical & Dental Instruments & Supplies
    119,000 Align Technology, Inc. (a)                                 2,704,870
     80,000 Gen-Probe, Inc. (a)                                        5,121,600
     25,000 Kyphon, Inc. (a)                                           1,671,750
    110,500 LifeCell Corp. (a)                                         3,658,655
     59,500 Resmed, Inc. (a)                                           2,419,270
                                                                      ----------
                                                                      15,576,145
                                                                      ----------
                                                                      39,293,313
                                                                      ----------
Materials & Processing - 0.5%
  Medical & Dental Instruments & Supplies
     56,500 Senomyx, Inc. (a)                                            754,840
                                                                      ----------
Other Energy - 7.5%
  Machinery:Oil Well Equip & Serv
     62,500 Dril-Quip, Inc. (a)                                        2,941,250
    301,684 Input/Output, Inc. (a)                                     4,280,896
     34,500 NATCO Group, Inc. (a)                                      1,722,930
     54,500 Oceaneering International, Inc. (a)                        3,660,220
                                                                      ----------
                                                                      12,605,296
                                                                      ----------
Producer Durables - 10.7%
  Aerospace
     98,500 Argon ST, Inc. (a)                                         1,779,895
     61,610 Flir Systems, Inc. (a)                                     3,033,676
                                                                      ----------
                                                                       4,813,571
                                                                      ----------
  Identification Control & Filter Devices
    154,500 ESCO Technologies, Inc. (a)                                5,078,415
     57,500 IDEX Corp.                                                 2,212,025
                                                                      ----------
                                                                       7,290,440
                                                                      ----------
  Machinery:Industrial/Speciality
    176,000 3D Systems Corp. (a)                                       3,527,040
     36,000 Micros Systems, Inc. (a)                                   2,172,240
                                                                      ----------
                                                                       5,699,280
                                                                      ----------
                                                                      17,803,291
                                                                      ----------
Technology - 26.4%
  Computer Services Software & Systems
    177,500 Akamai Technologies, Inc. (a)                              5,719,050
    140,500 Liquidity Services, Inc. (a)                               1,545,500
    143,400 NAVTEQ Corp. (a)                                           9,034,200
    148,000 Parametric Technology Corp. (a)                            2,606,280
     41,000 Synchronoss Technologies, Inc. (a)                         1,424,340
     90,606 Unica Corp. (a)                                              925,993
                                                                      ----------
                                                                      21,255,363
                                                                      ----------
  Electronics:Semi-Conductors/Components
     91,000 ATMI, Inc. (a)                                             2,744,560
    151,500 FEI Co. (a)                                                4,246,545
     90,000 Integrated Device Technology, Inc. (a)                     1,407,600
    126,500 Power Integrations, Inc. (a)                               3,540,735
     91,700 Silicon Laboratories, Inc. (a)                             3,385,564
    216,081 SiRF Technology Holdings, Inc. (a)                         3,643,126
    358,000 Volterra Semiconductor Corp. (a)                           3,887,880
                                                                      ----------
                                                                      22,856,010
                                                                      ----------
                                                                      44,111,373
                                                                      ----------

Telecommunications - 4.8%
  Telecommunication Equipment
     218,000 Cogent Communications Group, Inc. (a)                    5,443,460
      91,500 Quanta Services, Inc. (a)                                2,586,705
                                                                   ------------
                                                                      8,030,165
                                                                   ------------
Total Common Stock (Cost $124,318,487)                              157,546,496
                                                                   ------------
Short-Term Investment - 6.3%
Money Market Fund - 6.3%
  10,599,069 Investors Cash Trust - Treasury Portfolio, 4.58%
             (Cost $10,599,069)                                      10,599,069
                                                                   ------------
Total Investments - 100.7% (Cost $134,917,556)*                    $168,145,565
Other Assets and Liabilities, Net - (0.7%)                           (1,222,916)
                                                                   ------------
NET ASSETS - 100.0%                                                $166,922,649
                                                                   ============

--------
(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $42,843,084
        Gross Unrealized Depreciation                       (9,615,075)
                                                           -----------
        Net Unrealized Appreciation (Depreciation)         $33,228,009
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Shares      Security Description                                       Value
------      ------------------------------------------------------  -----------
Common Stock - 93.5%
Basic Materials - 6.6%
    137,205 Aceto Corp.                                             $ 1,193,683
     21,420 Carpenter Technology Corp.                                2,502,713
     98,900 Compass Minerals International, Inc.                      3,369,523
     82,800 HB Fuller Co.                                             2,228,148
                                                                    -----------
                                                                      9,294,067
                                                                    -----------
Capital Goods - 6.4%
    118,800 EDO Corp.                                                 5,113,152
     73,800 Kaman Corp.                                               2,428,758
     78,755 Velcro Industries NV                                      1,467,206
                                                                    -----------
                                                                      9,009,116
                                                                    -----------
Commercial Services & Supplies - 14.3%
    337,300 BearingPoint, Inc.(a)                                     1,979,951
    470,314 CBIZ, Inc.(a)                                             3,527,355
     35,300 Cenveo, Inc.(a)                                             692,586
     17,100 Chemed Corp.                                              1,060,884
    145,000 Convergys Corp.(a)                                        2,428,750
     85,649 Electro Rent Corp.(a)                                     1,244,480
    221,600 Global Cash Access Holdings, Inc.(a)                      2,459,760
    118,200 Providence Service Corp.(a)                               3,553,092
     59,700 Silgan Holdings, Inc.                                     3,050,073
                                                                    -----------
                                                                     19,996,931
                                                                    -----------
Consumer Staples - 2.1%
     55,500 B&G Foods, Inc., Class A                                    709,845
    215,363 Del Monte Foods Co.                                       2,269,926
                                                                    -----------
                                                                      2,979,771
                                                                    -----------
Energy - 4.6%
     95,300 Comstock Resources, Inc.(a)                               2,623,609
     25,500 Oceaneering International, Inc.(a)                        1,712,580
     43,000 Pogo Producing Co.                                        2,141,830
                                                                    -----------
                                                                      6,478,019
                                                                    -----------
Financials - 15.1%
     12,570 Affiliated Managers Group, Inc. (a)                       1,423,552
     63,900 Arthur J. Gallagher & Co.                                 1,886,967
    101,600 FBR Capital Markets Corp.(a)                              1,354,328
      4,000 First City Liquidating Trust Loans Assets Corp.(a)(b)         2,800
    127,100 Hilb Rogal & Hobbs Co.                                    5,935,570
     87,600 Investment Technology Group, Inc.(a)                      3,545,172
    150,900 Jackson Hewitt Tax Service, Inc.                          4,356,483
    145,400 Nelnet, Inc., Class A                                     2,567,764
                                                                    -----------
                                                                     21,072,636
                                                                    -----------

Health Care - 3.6%
    169,700 Ligand Pharmaceuticals, Inc., Class B                     1,064,019
     18,600 Lincare Holdings, Inc.(a)                                   669,414
     88,800 Syneron Medical, Ltd.(a)                                  2,008,656
     40,400 Warner Chilcott, Ltd., Class A(a)                           748,612
     15,000 West Pharmaceutical Services, Inc.                          600,750
                                                                    -----------
                                                                      5,091,451
                                                                    -----------
Hotel, Restaurants & Leisure - 6.0%
    201,200 AFC Enterprises(a)                                        2,999,892
    139,300 Speedway Motorsports, Inc.                                5,361,657
                                                                    -----------
                                                                      8,361,549
                                                                    -----------
Industrials - 1.0%
    183,100 SRS Labs, Inc.(a)                                         1,354,940
                                                                    -----------
Information Technology - 12.1%
     26,014 Acxiom Corp.                                                637,343
     40,200 Fair Isaac Corp.                                          1,486,998
    320,100 infoUSA, Inc.                                             3,245,814
     57,300 Mantech International Corp., Class A(a)                   2,049,048
    186,400 Progress Software Corp.(a)                                5,688,928
    105,999 VeriFone Holdings, Inc.(a)                                3,917,723
                                                                    -----------
                                                                     17,025,854
                                                                    -----------
Media - 4.4%
    153,800 MDC Partners, Inc., Class A(a)                            1,662,578
    100,600 Scholastic Corp.(a)                                       3,428,448
    179,400 Sun-Times Media Group, Inc.                                 505,908
     63,800 Valuevision Media, Inc., Class A(a)                         537,834
                                                                    -----------
                                                                      6,134,768
                                                                    -----------
Retailing - 9.2%
     39,400 Barnes & Noble, Inc.                                      1,421,158
    119,300 Cash America International, Inc.                          4,301,958
     32,600 Ihop Corp.                                                2,049,562
    178,775 Stage Stores, Inc.                                        3,098,171
    135,900 Triarc Cos., Inc., Class A                                2,009,961
                                                                    -----------
                                                                     12,880,810
                                                                    -----------
Technology - 1.2%
    207,700 MIPS Technologies, Inc.(a)                                1,624,214
                                                                    -----------
Telecommunications - 4.1%
     97,200 Hypercom Corp.(a)                                           473,364
     60,170 Liquidity Services, Inc.(a)                                 661,870
     55,600 Loral Space & Communications, Inc.(a)                     2,228,448
    102,600 Novatel Wireless, Inc.(a)                                 2,343,384
                                                                    -----------
                                                                      5,707,066
                                                                    -----------
Transportation - 2.8%
    178,500 Pacer International, Inc.                                 3,859,170
                                                                    -----------
Total Common Stock (Cost $120,866,241)                              130,870,361
                                                                    -----------

Short-Term Investment - 6.9%
Money Market Fund - 6.9%
   9,617,575 Investors Cash Trust - Treasury Portfolio, 4.58%
             (Cost $9,617,575)                                        9,617,575
                                                                   ------------
Total Investments - 100.4% (Cost $130,483,816)*                    $140,487,937
Other Assets and Liabilities, Net - (0.4%)                             (534,128)
                                                                   ------------
NET ASSETS - 100.0%                                                $139,953,809
                                                                   ============

--------
(a) Non-income producing security.

(b) Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $2,800 or less than 1% of Net Assets.

                                                                    Acquisition
                                           Acquisition  Acquisition  Value Per
                Security                      Date         Cost        Unit
                --------                  ------------- ----------- -----------
      First City Liquidating Trust
           Loans Assets Corp.             March 4, 2003   $8,050      $2.0125

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $18,724,957
        Gross Unrealized Depreciation                       (8,720,836)
                                                           -----------
        Net Unrealized Appreciation (Depreciation)         $10,004,121
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Shares     Security Description                                        Value
------     --------------------------------------------------------  ----------
Common Stock - 94.2%
Consumer Staples - 9.2%
    27,700 Quanta Services, Inc.(a)                                  $  783,079
    24,340 Walgreen Co.                                               1,097,004
                                                                     ----------
                                                                      1,880,083
                                                                     ----------
Energy - 9.8%
    13,725 Dril-Quip, Inc.(a)                                           645,899
    56,682 Input/Output, Inc.(a)                                        804,318
     8,200 Oceaneering International, Inc.(a)                           550,712
                                                                     ----------
                                                                      2,000,929
                                                                     ----------
Financial - 2.9%
     9,400 AMBAC Financial Group, Inc.                                  590,508
                                                                     ----------
Healthcare - 22.3%
     8,985 DaVita, Inc.(a)                                              516,817
    22,670 Eclipsys Corp.(a)                                            523,450
     7,940 Gen-Probe, Inc.(a)                                           508,319
     9,350 Genentech, Inc.(a)                                           699,474
    10,035 Illumina, Inc.(a)                                            484,590
     2,450 Intuitive Surgical, Inc.(a)                                  542,136
    17,855 Lifecell Corp.(a)                                            591,179
     9,885 Millipore Corp.(a)                                           688,787
                                                                     ----------
                                                                      4,554,752
                                                                     ----------
Industrial - 11.0%
    15,715 Dover Corp.                                                  776,321
    16,300 ESCO Technologies, Inc.(a)                                   535,781
     7,900 Foster Wheeler, Ltd.(a)                                      935,676
                                                                     ----------
                                                                      2,247,778
                                                                     ----------
Information Technology - 33.0%
    24,700 Akamai Technologies, Inc.(a)                                 795,834
    31,150 Comcast Corp., Class A(a)                                    812,703
     9,030 Electronic Arts, Inc.(a)                                     478,048
    20,190 FEI Co.(a)                                                   565,926
     9,400 Flir Systems, Inc.(a)                                        462,856
    14,625 MEMC Electronic Materials, Inc.(a)                           898,267
    10,930 NAVTEQ Corp.(a)                                              688,590
    28,500 Network Appliance, Inc.(a)                                   794,010
    33,000 Parametric Technology Corp.(a)                               581,130
    16,900 Power Integrations, Inc.(a)                                  473,031
    17,100 Volterra Semiconductor Corp.(a)                              185,706
                                                                     ----------
                                                                      6,736,101
                                                                     ----------

Materials - 2.9%
      14,585 Cameco Corp.                                              588,942
                                                                   -----------
Transportation - 3.1%
      28,400 UTi Worldwide, Inc.                                       631,900
                                                                   -----------
Total Common Stock (Cost $17,444,370)                               19,230,993
                                                                   -----------
Short-Term Investment - 6.0%
Money Market Fund - 6.0%
   1,231,666 Investors Cash Trust - Treasury Portfolio, 4.58%
             (Cost $1,231,666)                                       1,231,666
                                                                   -----------
Total Investments - 100.2% (Cost $18,676,036)*                     $20,462,659
Other Assets and Liabilities, Net - (0.2)%                             (39,962)
                                                                   -----------
NET ASSETS - 100.0%                                                $20,422,697
                                                                   ===========

--------
(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

         Gross Unrealized Appreciation                      $2,615,039
         Gross Unrealized Depreciation                        (828,416)
                                                            ----------
         Net Unrealized Appreciation (Depreciation)         $1,786,623
                                                            ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Shares      Security Description                                       Value
------      ------------------------------------------------------  -----------
Common Stock - 97.4%
Australia - 4.3%
    188,000 Lend Lease Corp., Ltd.                                  $ 2,956,352
     37,000 Macquarie Bank, Ltd. (a)                                  2,220,121
    252,938 Woodside Petroleum, Ltd.                                  9,379,577
                                                                    -----------
                                                                     14,556,050
                                                                    -----------
Brazil - 0.7%
     41,000 Petrobras SA, ADR                                         2,535,440
Canada - 1.9%
     45,000 Suncor Energy, Inc.                                       4,030,868
    139,000 Talisman Energy, Inc. (a)                                 2,384,888
                                                                    -----------
                                                                      6,415,756
                                                                    -----------
Denmark - 0.9%
    137,000 H. Lundbeck A/S                                           3,219,432
                                                                    -----------
France - 12.7%
    107,000 Axa - UAP (a)                                             4,287,581
     30,000 BNP Paribas                                               3,164,521
     19,000 Casino Guichard Perrachon SA                              1,941,549
     64,000 Essilor International SA                                  3,884,733
     31,000 L'Oreal SA (a)                                            3,631,555
     30,000 LVMH Moet Hennessy Louis Vuitton SA (a)                   3,351,318
     54,000 Sanofi-Aventis                                            4,408,584
     31,715 SEB SA                                                    5,574,269
      9,000 Societe BIC SA                                              683,017
     74,000 Societe Television Francaise 1 (a)                        2,157,640
    102,500 Total SA                                                  7,715,955
     50,400 Valeo SA                                                  2,442,575
                                                                    -----------
                                                                     43,243,297
                                                                    -----------
Germany - 4.1%
     29,000 Allianz SE                                                6,231,078
     24,000 BASF AG                                                   3,182,342
     47,000 Hannover Rueckversicherung AG (a)                         2,183,664
     19,000 Siemens AG                                                2,391,730
                                                                    -----------
                                                                     13,988,814
                                                                    -----------
Greece - 1.3%
    144,300 Public Power Corp.                                        4,502,309
                                                                    -----------
Hong Kong - 7.9%
    213,000 China Mobile, Ltd.                                        2,895,692
    500,000 CLP Holdings, Ltd.                                        3,446,794
  4,450,000 CNOOC, Ltd.                                               5,439,009
  1,683,000 Hong Kong & China Gas Co., Ltd. (a)                       3,885,291
    174,200 HSBC Holdings plc (a)                                     3,121,127
    762,000 Hutchison Whampoa, Ltd.                                   7,578,856
    495,000 Techtronic Industries Co.                                   558,669
                                                                    -----------
                                                                     26,925,438
                                                                    -----------

 Ireland - 2.0%
   143,000 Allied Irish Banks plc                                     3,645,385
    75,000 CRH plc                                                    3,221,950
                                                                    -----------
                                                                      6,867,335
                                                                    -----------
 Israel - 0.7%
    53,000 Teva Pharmaceutical Industries Ltd., ADR                   2,279,000
                                                                    -----------
 Italy - 1.0%
   328,000 Mediaset SpA                                               3,481,327
                                                                    -----------
 Japan - 30.9%
    56,500 Advantest Corp.                                            2,078,587
    76,000 Astellas Pharma, Inc.                                      3,524,505
    63,750 Canon, Inc.                                                3,644,587
    76,000 Daikin Industries, Ltd.                                    3,412,928
   114,000 Daito Trust Construction Co., Ltd.                         5,385,207
    70,000 Denso Corp.                                                2,454,337
    62,000 Eisai Co., Ltd.                                            2,580,768
    35,500 Fanuc, Ltd.                                                3,455,115
    20,000 Funai Electric Co., Ltd.                                     880,867
    24,500 Hirose Electric Co., Ltd.                                  2,953,668
    76,000 Honda Motor Co., Ltd.                                      2,507,190
   164,300 Hoya Corp.                                                 5,703,925
    17,170 Keyence Corp.                                              3,809,295
   110,000 Kuraray Co., Ltd.                                          1,445,831
    91,000 Millea Holdings, Inc.                                      3,520,705
    91,000 Mitsubishi Corp.                                           2,561,941
   132,000 Mitsubishi Estate Co., Ltd.                                3,533,831
   375,000 Mitsubishi Gas Chemical Co., Inc.                          3,163,997
       270 Mitsubishi UFJ Financial Group, Inc.                       2,588,195
    35,000 Murata Manufacturing Co., Ltd.                             2,454,337
    91,000 Nitto Denko Corp.                                          4,243,707
       740 NTT Corp.                                                  3,438,145
     2,000 NTT DoCoMo, Inc.                                           3,057,127
   230,000 Onward Kashiyama Co., Ltd.                                 2,719,202
     7,000 ORIX Corp.                                                 1,499,806
   159,000 Ricoh Co., Ltd.                                            3,515,178
    34,900 Rohm Co., Ltd.                                             3,107,379
    73,800 Secom Co., Ltd.                                            3,581,813
    15,000 Shimamura Co., Ltd.                                        1,391,252
    51,000 Shin-Etsu Chemical Co., Ltd.                               3,690,833
    25,000 SMC Corp.                                                  3,316,205
   357,000 Sumitomo Chemical Co., Ltd.                                2,666,825
    54,200 Takeda Pharmaceutical Co., Ltd.                            3,707,103
    37,000 Toyota Motor Corp.                                         2,160,024
    40,000 Union Tool Co. (a)                                         1,785,915
                                                                    -----------
                                                                    105,540,330
                                                                    -----------
 Netherlands - 3.3%
    61,000 Heineken Holding NV                                        3,343,593
    64,000 ING Groep NV                                               2,574,126

     135,500 Reed Elsevier NV (a)                                      2,444,336
      66,779 TNT NV                                                    2,820,559
                                                                     -----------
                                                                      11,182,614
                                                                     -----------
Norway - 1.0%
      93,000 Norsk Hydro ASA                                           3,445,981
                                                                     -----------
Singapore - 0.9%
     243,000 DBS Group Holdings, Ltd.                                  3,187,512
                                                                     -----------
Spain - 1.3%
     149,000 Banco Santander Central Hispano SA                        2,720,349
      30,000 Inditex SA                                                1,759,657
                                                                     -----------
                                                                       4,480,006
                                                                     -----------
Sweden - 2.5%
   1,650,000 Ericsson LM, Class B                                      6,123,780
      38,970 Hennes & Mauritz AB, Class B                              2,194,912
                                                                     -----------
                                                                       8,318,692
                                                                     -----------
Switzerland - 3.0%
       9,100 Nestle SA                                                 3,955,867
      61,000 Novartis AG                                               3,216,900
      11,100 Zurich Financial Services AG                              3,174,774
                                                                     -----------
                                                                      10,347,541
                                                                     -----------
United Kingdom - 17.0%
      64,000 AstraZeneca plc                                           3,155,157
     243,000 Aviva plc                                                 3,471,428
     380,000 BG Group plc                                              6,083,678
     728,400 BP plc                                                    8,187,983
     580,000 Centrica plc                                              4,508,317
     105,000 Emap plc                                                  1,917,078
     234,000 GlaxoSmithKline plc                                       6,110,092
     286,000 Johnston Press plc                                        2,221,625
     490,000 Kingfisher plc                                            2,059,986
      48,000 Reckitt Benckiser plc                                     2,612,199
     300,000 Rexam plc                                                 3,160,601
      75,900 Rio Tinto plc                                             5,249,259
     421,000 Tesco plc                                                 3,607,722
     864,312 Vodafone Group plc                                        2,784,899
     505,000 WM Morrison Supermarkets plc                              2,914,734
                                                                     -----------
                                                                      58,044,758
                                                                     -----------
Total Common Stock (Cost $260,954,600)                               332,561,632
                                                                     -----------
Preferred Stock - 1.0%
       7,700 Samsung Electronics Co., Ltd. (Cost $4,198,486)           3,605,530
                                                                     -----------
Short-Term Investments - 8.7%

Principal
---------
Money Market Deposit Account - 0.1%
$    217,824 Citibank Money Market Deposit Account, 5.28%
             (Cost $217,824)                                             217,824
                                                                     -----------

Shares
------
Money Market Funds - 8.6%
   4,626,596 CitiSM Institutional Trust Liquid Reserves, Class A, 5.32%    4,626,596
  24,861,866 Citibank Investors Principal Preservation Trust(b), 5.44%    24,861,866
                                                                        ------------
Total Money Market Funds (Cost $29,488,462)                               29,488,462
                                                                        ------------
Total Short-Term Investments (Cost $29,706,286)                           29,706,286
                                                                        ------------
Total Investments - 107.1% (Cost $294,859,372)*                         $365,873,448
Other Assets and Liabilities, Net - (7.1)%                               (24,355,691)
                                                                        ------------
NET ASSETS - 100.0%                                                     $341,517,757
                                                                        ============

--------
(a) Security or a portion of the security is on loan at period end.

(b) Investment made with cash collateral received from securities on loan.

ADR American Depositary Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $79,347,795
        Gross Unrealized Depreciation                       (8,333,719)
                                                           -----------
        Net Unrealized Appreciation (Depreciation)         $71,014,076
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Shares     Security Description                                        Value
------     --------------------------------------------------------  ----------
Real Estate Investment Trusts (REITS) - 97.3%
Diversified - 6.5%
     6,410 Cousins Properties, Inc.                                  $  176,083
    15,215 Vornado Realty Trust                                       1,621,767
                                                                     ----------
                                                                      1,797,850
                                                                     ----------
Office/Industrial - 27.5%
    16,880 AMB Property Corp.                                           928,062
    14,715 BioMed Realty Trust, Inc.                                    358,752
    15,760 Boston Properties, Inc.                                    1,577,103
    12,590 Corporate Office Properties Trust SBI MD                     542,251
    18,605 Douglas Emmett, Inc.                                         454,892
    16,720 Duke Realty Corp.                                            564,969
     5,000 EastGroup Properties, Inc.                                   212,150
     8,550 Kilroy Realty Corp.                                          522,662
    27,015 Prologis                                                   1,625,222
     6,820 SL Green Realty Corp.                                        760,498
                                                                     ----------
                                                                      7,546,561
                                                                     ----------
Regional Malls - 15.7%
    19,380 General Growth Properties, Inc.                              963,380
     8,360 Macerich Co.                                                 678,999
    22,295 Simon Property Group, Inc.                                 2,116,241
    10,670 Taubman Centers, Inc.                                        550,359
                                                                     ----------
                                                                      4,308,979
                                                                     ----------
Residential - 16.4%
    12,715 Archstone-Smith Trust                                        747,642
    10,630 AvalonBay Communities, Inc.                                1,215,859
     8,900 BRE Properties, Inc., Class A                                494,306
    11,065 Camden Property Trust                                        680,387
     6,035 Essex Property Trust, Inc.                                   710,863
    26,350 UDR, Inc.                                                    661,649
                                                                     ----------
                                                                      4,510,706
                                                                     ----------
Specialty - 15.5%
    17,665 Extra Space Storage, Inc.                                    271,511
    11,785 Hersha Hospitality Trust                                     128,810
    44,895 Host Hotels & Resorts, Inc.                                1,000,710
    12,882 LaSalle Hotel Properties                                     536,407
    17,235 Omega Healthcare Investors, Inc.                             256,629
    16,250 Public Storage, Inc.                                       1,231,425
     5,520 Sunstone Hotel Investors, Inc.                               148,819
    18,065 Ventas, Inc.                                                 687,915
                                                                     ----------
                                                                      4,262,226
                                                                     ----------

Strip Center - 15.7%
    16,685 Cedar Shopping Centers, Inc.                                220,909
    12,505 Developers Diversified Realty Corp.                         668,767
     8,640 Federal Realty Investment Trust                             726,365
    27,560 Kimco Realty Corp.                                        1,180,119
    12,910 Kite Realty Group Trust                                     219,212
    12,250 Regency Centers Corp.                                       851,008
    11,825 Tanger Factory Outlet Centers, Inc.                         450,178
                                                                   -----------
                                                                     4,316,558
                                                                   -----------
Total Real Estate Investment Trusts (Cost $22,219,693)              26,742,880
                                                                   -----------
Short-Term Investment - 3.6%
Money Market Fund - 3.6%
   989,908 Investors Cash Trust - Treasury Portfolio, 4.58%
           (Cost $989,908)                                             989,908
                                                                   -----------
Total Investments - 100.9% (Cost $23,209,601)*                     $27,732,788
Other Assets and Liabilities, Net -(0.9)%                             (245,327)
                                                                   -----------
NET ASSETS - 100.0%                                                $27,487,461
                                                                   ===========

--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

         Gross Unrealized Appreciation                      $4,893,245
         Gross Unrealized Depreciation                        (370,058)
                                                            ----------
         Net Unrealized Appreciation (Depreciation)         $4,523,187
                                                            ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Face Amount Security Description                                                            Rate Maturity   Value
----------- ------------------------------------------------------------------------------- ---- -------- ----------
Municipal Bonds - 93.7%
General Obligation Bonds - 39.5%
$   250,000 Anne Arundel County Maryland                                                    5.00 02/15/10 $  258,270
    565,000 Anne Arundel County Maryland Consolidated General Improvement                   5.00 03/01/15    607,053
  1,350,000 Anne Arundel County Maryland Consolidated Water & Sewer                         5.00 03/01/17  1,434,753
    500,000 Anne Arundel County Maryland Consolidated Water & Sewer                         4.50 03/01/25    496,110
    100,000 Anne Arundel County Maryland General Improvement                                5.25 08/01/09    103,092
    100,000 Anne Arundel County Maryland Prerefunded 02/01/08 @ 101                         5.00 02/01/10    101,538
    165,000 Anne Arundel County Maryland Prerefunded 05/15/09 @ 101                         5.00 05/15/13    170,221
    500,000 Anne Arundel County Maryland Prerefunded 02/15/11 @ 101                         4.75 02/15/17    522,025
    500,000 Anne Arundel County Maryland Prerefunded 02/15/11 @ 101                         4.80 02/15/18    522,830
  1,400,000 Baltimore County Maryland Consolidated Public Improvement                       5.00 09/01/13  1,483,174
    835,000 Baltimore County Maryland Metropolitan District                                 4.40 08/01/09    847,475
    220,000 Baltimore Maryland                                                              7.50 10/15/08    229,192
    440,000 Baltimore Maryland Consolidated Public Improvement Series A MBIA Insured        5.00 10/15/14    473,198
    250,000 Caroline County Maryland Public Improvement XLCA Insured                        4.00 11/01/20    241,897
    500,000 Carroll County Maryland County Commissioners Consolidated Public Improvement    4.00 12/01/15    505,835
  1,000,000 Carroll County Maryland County Commissioners Consolidated Public Improvement    5.00 11/01/15  1,081,190
    100,000 Carroll County Maryland County Commissioners Consolidated Public Improvement    5.00 12/01/15    101,295
            Prerefunded 12/01/07 @ 101
    500,000 Charles County Maryland Consolidated Public Improvement                         4.20 02/01/11    509,795
    500,000 Charles County Maryland County Commissioners Consolidated Public Improvement    4.00 03/01/10    504,955
    250,000 Charles County Maryland County Commissioners Consolidated Public Improvement    5.00 03/01/16    269,022
    500,000 Charles County Maryland County Commissioners Consolidated Public Improvement
            MBIA Insured                                                                    4.00 03/01/20    484,435
    750,000 District of Columbia Series A FGIC Insured                                      4.25 06/01/29    686,400
    800,000 Frederick County Maryland Public Facilities                                     4.00 07/01/08    802,800
    250,000 Frederick County Maryland Public Facilities                                     5.00 08/01/16    267,565
  1,000,000 Frederick County Maryland Public Facilities                                     5.00 12/01/17  1,067,520
    500,000 Frederick County Maryland Public Facilities                                     5.25 11/01/18    548,960
    500,000 Frederick County Maryland Public Facilities                                     5.25 11/01/21    550,815
    250,000 Garrett County Maryland Hospital Refunding FGIC Insured                         5.10 07/01/09    256,427
    200,000 Harford County Maryland Consolidated Public Improvement                         4.25 01/15/13    205,058
    740,000 Harford County Maryland Unrefunded Balance                                      5.00 12/01/13    756,850
    685,000 Howard County Maryland Consolidated Public Improvement Project Series A         5.00 08/15/14    736,683
    300,000 Howard County Maryland Consolidated Public Improvement Project Series A         5.00 08/15/15    323,934
    240,000 Howard County Maryland Consolidated Public Improvement Series A                 4.30 02/15/08    240,761
    350,000 Howard County Maryland Consolidated Public Improvement Series A                 5.00 02/15/08    352,208
     30,000 Howard County Maryland Consolidated Public Improvement Series A                 5.00 02/15/09     30,185
            Prerefunded 02/15/08 @ 100
    295,000 Howard County Maryland Consolidated Public Improvement Unrefunded Balance
            Series A                                                                        5.00 02/15/09    296,861
    565,000 Maryland National Capital Park & Planning Park Acquisition & Development Series
            BB-2                                                                            3.50 07/01/09    564,136
    385,000 Maryland State & Local Facilities Loan 1st Series                               4.00 03/01/08    385,785
     50,000 Maryland State & Local Facilities Loan 1st Series                               4.50 03/01/14     51,117
            Prerefunded 03/01/09 @ 101
    500,000 Maryland State & Local Facilities Loan 1st Series                               4.75 03/01/09    507,775
    500,000 Maryland State & Local Facilities Loan 1st Series                               5.00 08/01/15    535,330
    225,000 Maryland State & Local Facilities Loan 2nd Series                               5.00 08/01/08    227,493
    500,000 Maryland State & Local Facilities Loan 2nd Series Series A                      5.00 08/01/13    534,600
    500,000 Maryland State & Local Facilities Loan 2nd Series Series A                      5.00 08/01/15    539,715
  2,210,000 Maryland State & Local Facilities Loan Capital Improvement Series A             5.50 08/01/13  2,421,166
  1,000,000 Maryland State Refunding                                                        5.00 02/01/14  1,070,850
    325,000 Montgomery County Maryland Consolidated Public Improvement Series A             4.70 01/01/13    328,881
  1,100,000 Montgomery County Maryland Consolidated Public Improvement Series A             5.00 01/01/10  1,115,499
    800,000 Montgomery County Maryland Consolidated Public Improvement Series A             5.00 04/01/11    838,000
    500,000 Montgomery County Maryland Consolidated Public Improvement Series A             5.00 09/01/15    535,685
    500,000 Montgomery County Maryland Consolidated Public Improvement Series A             5.00 04/01/17    530,990
  1,090,000 Montgomery County Maryland Consolidated Public Improvement Series A             4.88 05/01/13  1,109,631
            Prerefunded 05/01/08 @ 101
    125,000 Montgomery County Maryland Consolidated Public Improvement Series A             4.75 05/01/12    128,440
            Prerefunded 05/01/09 @ 101
    100,000 Montgomery County Maryland Consolidated Public Improvement Series A             5.60 01/01/16    105,318
            Prerefunded 01/01/10 @ 101
  1,000,000 Montgomery County Maryland Series A                                             5.00 11/01/07  1,002,210
    500,000 Montgomery County Maryland Series A                                             5.00 11/01/09    514,565
    500,000 Ocean City Maryland FGIC Insured                                                4.25 03/01/11    510,185

   1,000,000 Prince Georges County Maryland Consolidated Public Improvement                       3.25 09/15/11    978,290
      50,000 Prince Georges County Maryland Consolidated Public Improvement                       5.00 10/01/12     51,809
             Prerefunded 10/01/09 @ 101 FSA Insured
     500,000 St. Mary's County Maryland Public Facilities                                         3.25 11/01/08    497,520
     500,000 Washington Suburban Sanitation District - General Construction                       4.25 06/01/10    508,610
     500,000 Washington Suburban Sanitation District - General Construction                       5.00 06/01/08    505,160
     100,000 Washington Suburban Sanitation District - General Construction                       5.00 06/01/23    102,311
             Prerefunded 06/01/09 @ 100
   1,000,000 Washington Suburban Sanitation District - Sewage Disposal                            5.25 06/01/10  1,043,180
     500,000 Washington Suburban Sanitation District - Water Supply                               4.25 06/01/10    508,610
     500,000 Washington Suburban Sanitation District - Water Supply 2nd Series                    3.00 06/01/11    485,560
                                                                                                                ----------
                                                                                                                36,308,803
                                                                                                                ----------
Revenue Bonds - 54.2%
     725,000 Baltimore County Maryland Catholic Health Initiatives Series A                       5.00 09/01/19    744,292
     925,000 Baltimore Maryland Convention Center MBIA Insured                                    5.00 09/01/19    952,361
     500,000 Baltimore Maryland Convention Center SR Series A XLCA Insured                        5.25 09/01/19    535,065
   1,000,000 Baltimore Maryland Wastewater Project Series C AMBAC Insured                         5.00 07/01/21  1,049,060
     185,000 Carroll County Maryland Fairhaven & Copper Ridge Series A RADIAN Insured             5.20 01/01/10    188,608
     170,000 Frederick County Maryland Educational Facilities Revenue Mount Saint Mary's
             College Series A                                                                     4.65 09/01/07    170,000
     400,000 Frederick County Maryland Educational Facilities Revenue Mount Saint Mary's
             College Series A                                                                     4.80 09/01/09    403,068
     400,000 Frederick County Maryland Educational Facilities Revenue Mount Saint Mary's
             University Series A                                                                  5.63 09/01/38    409,784
     175,000 Maryland State Community Development Administration - Residential Program
             Series A                                                                             4.05 09/01/07    175,000
   1,000,000 Maryland State Community Development Administration - Single Family Program
             1st Series                                                                           4.65 04/01/12  1,025,100
     500,000 Maryland State Community Development Administration - Single Family Program
             1st Series                                                                           4.75 04/01/13    512,850
   1,000,000 Maryland State Community Development Administration - Residential Program
             Series C                                                                             3.85 09/01/15    986,580
     500,000 Maryland State Department of Transportation                                          4.25 02/15/18    504,735
     500,000 Maryland State Department of Transportation                                          5.00 11/01/08    508,105
     500,000 Maryland State Department of Transportation                                          5.00 12/15/08    508,935
     455,000 Maryland State Department of Transportation                                          5.00 05/01/12    481,217
   1,000,000 Maryland State Department of Transportation                                          5.25 12/15/14  1,091,240
   1,300,000 Maryland State Department of Transportation                                          5.25 12/15/16  1,428,778
     500,000 Maryland State Department of Transportation                                          5.50 02/01/10    521,925
     500,000 Maryland State Department of Transportation                                          4.00 05/15/20    480,430
   1,050,000 Maryland State Department of Transportation 2nd Issue                                4.00 06/01/13  1,065,865
   1,850,000 Maryland State Department of Transportation Prerefunded 12/15/08 @ 100               5.50 12/15/11  1,892,717
     255,000 Maryland State Economic Development Corporation - Bowie State University Project     4.00 06/01/09    248,663
     310,000 Maryland State Economic Development Corporation - Lutheran World Relief/
             Refugee                                                                              5.25 04/01/19    319,880
     500,000 Maryland State Economic Development Corporation - Maryland Department of
             Transportation Headquarters                                                          5.00 06/01/15    527,600
     250,000 Maryland State Economic Development Corporation - University of Maryland
             College Park Project                                                                 4.00 06/01/09    251,492
     340,000 Maryland State Economic Development Corporation - University of Maryland
             College Park Project                                                                 4.25 06/01/10    345,409
     685,000 Maryland State Economic Development Corporation - University of Maryland
             College Park Project AMBAC Insured                                                   4.00 07/01/08    686,836
     290,000 Maryland State Economic Development Corporation - University of Maryland
             College Park Project AMBAC Insured                                                   5.38 07/01/12    306,719
     430,000 Maryland State Economic Development Corporation - University of Maryland/
             Baltimore                                                                            4.00 10/01/08    422,299
     245,000 Maryland State Economic Development Corporation - University of Maryland/
             Baltimore                                                                            4.50 10/01/11    234,884
     500,000 Maryland State Economic Development Corporation - University of Maryland
             College Park Project CIFG Insured                                                    5.00 06/01/22    516,970
     500,000 Maryland State Health & Higher Educational Facilities - Adventist Health Care Series
             A                                                                                    5.00 01/01/14    506,600
     500,000 Maryland State Health & Higher Educational Facilities - Board of Child Care          4.50 07/01/12    500,080
     450,000 Maryland State Health & Higher Educational Facilities - Bullis School FSA Insured    5.00 07/01/13    471,712
     100,000 Maryland State Health & Higher Educational Facilities - Bullis School FSA Insured    5.00 07/01/15    104,761
     120,000 Maryland State Health & Higher Educational Facilities - Carroll County General
             Hospital                                                                             4.25 07/01/08    120,155
     250,000 Maryland State Health & Higher Educational Facilities - Carroll County General
             Hospital                                                                             4.63 07/01/10    252,565
     500,000 Maryland State Health & Higher Educational Facilities - Carroll County General
             Hospital                                                                             5.00 07/01/13    511,920
     500,000 Maryland State Health & Higher Educational Facilities - Charity Obligated Group
             Series A Prerefunded 05/01/09 @ 101                                                  4.75 11/01/14    513,270
     500,000 Maryland State Health & Higher Educational Facilities - Civista Medical Center
             RADIAN Insured                                                                       4.50 07/01/28    441,810
     350,000 Maryland State Health & Higher Educational Facilities - Doctors Community
             Hospital Series A                                                                    4.00 07/01/13    347,218
     270,000 Maryland State Health & Higher Educational Facilities - Edenwald Series A            4.80 01/01/12    268,161
     400,000 Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital  3.60 07/01/08    398,312

     450,000 Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital 4.20 07/01/11    448,609
     250,000 Maryland State Health & Higher Educational Facilities - Goucher College             4.50 07/01/19    247,275
     500,000 Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical
             Center                                                                              5.00 07/01/20    503,085
     300,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Health
             System AMBAC Insured                                                                5.10 07/01/10    306,267
     500,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital      4.60 05/15/14    509,345
     100,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital      4.70 05/15/15    101,893
     500,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital      5.00 05/15/10    516,105
     900,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital      5.00 05/15/11    938,061
      90,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University
             Prerefunded 07/01/09 @ 101                                                          6.00 07/01/39     94,563
     250,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University
             Series A                                                                            4.00 07/01/08    250,733
     500,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University
             Series A                                                                            5.00 07/01/10    517,510
     250,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University
             Series A                                                                            5.00 07/01/12    261,095
     250,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University
             Series A                                                                            5.00 07/01/13    261,003
     235,000 Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute   3.88 07/01/10    231,553
     200,000 Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute   4.38 07/01/13    197,358
     535,000 Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute   5.30 07/01/12    542,180
     575,000 Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A  5.00 07/01/08    580,250
   1,000,000 Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A  5.00 07/01/10  1,025,670
     130,000 Maryland State Health & Higher Educational Facilities - McLean School               5.00 07/01/08    130,343
     250,000 Maryland State Health & Higher Educational Facilities - Medstar Health              4.38 08/15/13    249,062
   1,000,000 Maryland State Health & Higher Educational Facilities - Medstar Health              5.00 08/15/09  1,015,690
     500,000 Maryland State Health & Higher Educational Facilities - Mercy Ridge                 4.75 07/01/34    436,620
     200,000 Maryland State Health & Higher Educational Facilities - Mercy Ridge                 4.50 07/01/35    164,644
   1,000,000 Maryland State Health & Higher Educational Facilities - Peninsula Regular Medical
             Center                                                                              5.00 07/01/26    993,900
     635,000 Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A     3.00 07/01/09    621,722
     430,000 Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A     3.30 07/01/10    419,465
     250,000 Maryland State Health & Higher Educational Facilities - Union Hospital of Cecil
             County                                                                              3.75 07/01/08    249,665
     735,000 Maryland State Health & Higher Educational Facilities - University of Maryland
             Medical System                                                                      5.00 07/01/09    743,159
     750,000 Maryland State Health & Higher Educational Facilities - University of Maryland
             Medical System                                                                      5.00 07/01/12    773,610
     250,000 Maryland State Health & Higher Educational Facilities - Washington Christian
             Academy                                                                             5.25 07/01/18    244,432
     805,000 Maryland State Industrial Development Financing Authority - American Center for
             Physics Facility                                                                    3.95 12/15/07    805,427
     500,000 Maryland State Industrial Development Financing Authority - Holy Cross Health
             System Corp.                                                                        5.50 12/01/08    510,095
     500,000 Maryland State Industrial Development Financing Authority - National Aquarium
             Baltimore Facility Series B                                                         4.50 11/01/14    512,435
     500,000 Maryland State Transportation Authority Grant & Rev.                                4.00 03/01/19    485,310
     500,000 Maryland State Transportation Authority FSA Insured                                 5.00 07/01/10    518,465
     500,000 Maryland State Water Quality Financing Series A                                     5.00 09/01/15    539,700
     500,000 Montgomery County Maryland - Housing Opportunity Commission Aston Woods
             Apartments Series A Multi-Family Revenue                                            4.90 05/15/31    513,330
     200,000 Montgomery County Maryland - Housing Opportunity Commission Housing
             Development Series A Multi-Family Revenue                                           5.40 07/01/11    207,832
     105,000 Montgomery County Maryland - Housing Opportunity Commission Series A Single
             Family Mortgage                                                                     4.15 07/01/08    104,994
     200,000 Montgomery County Maryland - Housing Opportunity Commission Series A FHA/
             VA Insured                                                                          3.45 07/01/11    197,812
     500,000 Montgomery County Maryland - Solid Waste Disposal Series A AMBAC Insured            3.25 06/01/08    498,095
     400,000 Queen Annes County Maryland - Public Facilities MBIA Insured                        5.00 11/15/17    426,884
     485,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A         4.00 10/01/08    487,158
   1,000,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A         5.00 04/01/08  1,008,120
     440,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A         5.00 04/01/10    454,890
     500,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A         5.00 04/01/13    531,855
     510,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A         5.13 04/01/21    541,135
             Prerefunded 04/01/12 @ 100
     500,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A         4.00 04/01/20    480,675
     940,000 Washington County Maryland - Public Improvement AMBAC Insured                       4.25 07/01/22    919,198
     680,000 University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded
             Balance Series A                                                                    5.00 04/01/09    687,446
     310,000 University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded
             Balance Series A                                                                    5.00 04/01/10    313,394
     500,000 Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc.        4.38 11/01/24    449,560
   1,115,000 Worcester County Maryland - Consolidated Public Improvement Project                 5.00 03/01/13  1,187,397
                                                                                                               ----------
                                                                                                               49,889,105
                                                                                                               ----------
Total Municipal Bonds (Cost $86,782,521)                                                                       86,197,908
                                                                                                               ----------

Shares
------
Short-Term Investment - 5.2%
Demand Notes - 0.7%
     675,000 Westminster Maryland Economic Development Carroll Lutheran Village Series C,
             LOC Citizens Bank of PA (a) (Cost $675,000)                                         3.84 05/01/34    675,000
                                                                                                               ----------

Money Market Fund - 4.5%
   4,119,806 Cash Account Trust - Tax-Exempt Portfolio (Cost $ 4,119,806) 3.77          4,119,806
                                                                                      -----------
Total Investments - 98.9% (Cost $91,577,327)*                                         $90,992,714
Other Assets and Liabilities, Net - 1.1%                                                  998,179
                                                                                      -----------
NET ASSETS - 100.0%                                                                   $91,990,893
                                                                                      ===========

--------
AMBAC  American Municipal Bond Assurance Corporation
CIFG   IXIS Financial Guarantee
FGIC   Financial Guaranty Insurance Corporation
FHA/VA Federal Housing Authority/Veterans Administration
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
RADIAN Radian Asset Assurance
XLCA   XL Capital Assurance, Inc.

(a) Variable rate security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $   426,857
        Gross Unrealized Depreciation                       (1,011,470)
                                                           -----------
        Net Unrealized Appreciation (Depreciation)         $  (584,613)
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (Unaudited)

Face Amount  Security Description                                           Rate  Maturity    Value
-----------  -------------------------------------------------------------- ----  -------- -----------
Asset Backed Securities - 5.7%
$  3,500,000 American Express Credit Account Master Trust Series 03-2-A (a) 5.72% 10/15/10 $ 3,500,142
   1,894,072 Honda Auto Receivables Owner Trust Series 04-2-A4              3.81  10/15/09   1,877,742
   1,209,798 WFS Financial Owner Trust Series 03-4-A4                       3.15  05/20/11   1,205,398
   2,500,000 World Omni Auto Receivables Trust Series 05-B-A4 (a)           5.56  09/20/12   2,499,683
                                                                                           -----------
Total Asset Backed Securities (Cost $9,077,725)                                              9,082,965
                                                                                           -----------
Corporate Bonds & Notes - 18.3%
   2,000,000 America Movil SAB de CV                                        5.50  03/01/14   1,972,400
   3,265,000 American Express Centurion Bank (a)                            5.67  11/16/07   3,265,451
   1,000,000 Baltimore Gas & Electric Co. MTN                               6.75  06/05/12   1,059,278
   3,125,000 Block Financial Corp.                                          5.13  10/30/14   2,841,584
   4,000,000 Comcast Corp.                                                  6.50  01/15/17   4,112,996
   2,055,000 FIA Card Services NA                                           7.13  11/15/12   2,234,529
   1,000,000 General Electric Capital Corp. MTN Series A                    6.88  11/15/10   1,055,992
   3,000,000 General Electric Co.                                           5.00  02/01/13   2,963,142
   2,750,000 ICI Wilmington, Inc.                                           5.63  12/01/13   2,782,824
   3,000,000 Lehman Brothers Holdings, Inc.                                 6.50  07/19/17   2,958,918
   1,300,000 Merrill Lynch & Co., Inc.                                      4.00  09/15/08   1,271,980
     800,000 Wilmington Trust Corp.                                         6.63  05/01/08     800,466
   2,000,000 WR Berkley Corp.                                               5.13  09/30/10   2,008,478
                                                                                           -----------
Total Corporate Bonds & Notes (Cost $29,531,558)                                            29,328,038
                                                                                           -----------
US Government & Agency Obligations - 70.9%
FFCB - 1.7%
     640,000 FFCB                                                           5.20  03/20/13     651,236
   2,000,000 FFCB                                                           6.00  06/11/08   2,014,820
                                                                                           -----------
                                                                                             2,666,056
                                                                                           -----------
FHLB Notes - 8.7%
   3,000,000 FHLB                                                           5.13  12/29/14   2,958,396
   4,200,000 FHLB Discount Note (b)                                         0.00  10/26/07   4,170,730
   5,112,012 FHLB Series 00-0606-Y                                          5.27  12/28/12   5,085,430
   1,637,617 FHLB Series TQ-2015-A                                          5.07  10/20/15   1,624,941
                                                                                           -----------
                                                                                            13,839,497
                                                                                           -----------
Mortgage Backed Securities - 37.3%
   3,534,261 FHLMC FHRR R005-VA                                             5.50  03/15/16   3,543,162
   2,000,000 FHLMC MTN                                                      5.50  02/22/13   2,005,172
   1,599,368 FHLMC Pool # 1B0889 (a)                                        4.50  05/01/33   1,576,296
   2,839,749 FHLMC Pool # 1J0203 (a)                                        5.17  04/01/35   2,828,026
   2,183,401 FHLMC Pool # A40782                                            5.00  12/01/35   2,079,779
      23,191 FHLMC Pool # C00210                                            8.00  01/01/23      24,471
   3,722,109 FHLMC Pool # C90993                                            5.50  10/01/26   3,668,547
      93,738 FHLMC Pool # E20099                                            6.50  05/01/09      94,846
   1,580,655 FHLMC Pool # E93051                                            5.50  12/01/17   1,576,622
          57 FHLMC Pool # G10049                                            8.00  10/01/07          57
     102,604 FHLMC Pool # G10543                                            6.00  06/01/11     104,045
     100,934 FHLMC Pool # G10682                                            7.50  06/01/12     103,776
      92,198 FHLMC Pool # G10690                                            7.00  07/01/12      95,185
   5,094,482 FHLMC Pool # G11649                                            4.50  02/01/20   4,895,883
   1,354,210 FHLMC Pool # M80814                                            5.00  05/01/10   1,350,993
   1,502,856 FHLMC Pool # M80931                                            5.50  08/01/11   1,510,648
   1,183,536 FHLMC Pool # M90831                                            4.00  08/01/08   1,167,828
   2,106,446 FHLMC Series 2782-PA                                           4.00  11/15/33   1,969,210
     457,219 FNMA Pool # 254089                                             6.00  12/01/16     463,209
       2,671 FNMA Pool # 326570                                             7.00  02/01/08       2,674
      67,853 FNMA Pool # 409589                                             9.50  11/01/15      72,474
     320,710 FNMA Pool # 433646                                             6.00  10/01/13     325,229
     202,188 FNMA Pool # 539082                                             7.00  08/01/28     209,830
      39,428 FNMA Pool # 572448                                             7.00  03/01/27      40,899
     366,257 FNMA Pool # 625536                                             6.00  01/01/32     368,095
     186,389 FNMA Pool # 628837                                             6.50  03/01/32     190,443

   1,622,955 FNMA Pool # 663238                                               5.50 09/01/32    1,590,548
   1,778,204 FNMA Pool # 725544                                               5.50 12/01/17    1,774,954
     303,027 FNMA Pool # 741373 (a)                                           4.17 12/01/33      305,130
     568,916 FNMA Pool # 744805 (a)                                           4.33 11/01/33      556,589
     593,409 FNMA Pool # 764342 (a)                                           4.03 02/01/34      590,238
   1,357,854 FNMA Pool # 805440                                               7.00 11/01/34    1,401,724
   6,786,135 FNMA Pool # 831413                                               5.50 04/01/36    6,630,995
   1,492,740 FNMA Pool # 848817                                               5.00 01/01/36    1,421,386
   3,789,994 FNMA Pool # 866920 (a)                                           5.37 02/01/36    3,820,800
   4,668,234 FNMA Pool # 871084                                               5.50 11/01/36    4,561,513
   6,442,650 FNMA Pool # 909932                                               6.00 03/01/37    6,436,947
      83,632 GNMA Pool # 487110                                               6.50 04/15/29       85,565
      15,978 GNMA Pool # 571166                                               7.00 08/15/31       16,661
     163,500 GNMA Pool # 781186                                               9.00 06/15/30      177,390
                                                                                            ------------
                                                                                              59,637,839
                                                                                            ------------
US Treasury Securities - 23.2%
   7,000,000 US Treasury Inflation Index                                      2.50 07/15/16    7,301,957
  10,000,000 US Treasury Note                                                 4.25 08/15/15    9,853,910
  20,000,000 US Treasury Note                                                 4.50 05/15/17   19,921,880
                                                                                            ------------
                                                                                              37,077,747
                                                                                            ------------
Total US Government & Agency Obligations (Cost $112,953,174)                                 113,221,139
                                                                                            ------------
Short-Term Investment - 5.7%
Money Market Fund - 5.7%
   9,068,221 Citi/SM/ Institutional Liquid Reserves Class A (Cost $9,068,221) 5.32             9,068,221
                                                                                            ------------
Total Investments - 100.6% Cost ($160,630,678)*                                             $160,700,363
Other Assets and Liabilities, Net - (0.6)%                                                    (1,016,048)
                                                                                            ------------
NET ASSETS - 100.0%                                                                         $159,684,315
                                                                                            ============

--------
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
MTN   Medium Term Note

(a) Variable rate security.

(b) Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $ 1,354,948
        Gross Unrealized Depreciation                       (1,285,263)
                                                           -----------
        Net Unrealized Appreciation (Depreciation)         $    69,685
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      -------------------------------------
      Simon D. Collier, President and Principal Executive Officer

Date: 10/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Simon D. Collier
      -------------------------------------
      Simon D. Collier, President and Principal Executive Officer

Date: 10/23/07

By:   /s/ Trudance L.C. Bakke
      -------------------------------------
      Trudance L.C. Bakke, Principal Financial Officer

Date: 10/23/07